SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 127,896	$ 62,462
Work in process	2,895	15,315
Finished goods-health supplements	100,772	521	6,201
Drugs, pharmaceutical and nutritional products	469,757	412,129	122,966
Food and beverage, hotel supplies and consumables	74,294	82,646	104,287
Total	775,614	573,073	233,454
Less: reserve for inventory		73,821
Total inventories, net	683,035	499,252	233,454
Less: reserve for inventory	$ 92,579	$ 73,821	$ 0